BLACKROCK FUNDS III

BlackRock CoreAlpha Bond Fund

(the “Fund”)

Supplement dated April 19, 2018 to the

Statement of Additional Information dated April 28, 2017, as supplemented to date

Effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

The section titled “Investment Objective and Policies” is amended to add the following:

The Fund’s 80% investment policy is a non-fundamental policy of the Fund. The Fund will provide shareholders with at least 60 days’ notice of any change to the Fund’s investment policy.

The first five paragraphs of the section titled “Investment Restrictions — Non-Fundamental Investment Restrictions of the Fund” are deleted in their entirety and replaced with the following:

Non-Fundamental Investment Restrictions of the Fund

Under its non-fundamental investment restrictions, which may be changed by the Board without shareholder approval, the Fund may not:

(1) Purchase securities of other investment companies, except to the extent permitted by the Investment Company Act. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).

(2) Make short sales of securities or maintain a short position, except to the extent permitted by the Fund’s Prospectus and Statement of Additional Information, as amended from time to time, and applicable law.

The section titled “Investment Restrictions — Non-Fundamental Restrictions of the Master Portfolio” is deleted in its entirety and replaced with the following:

Non-Fundamental Investment Restrictions of the Master Portfolio

Under its non-fundamental investment restrictions, which may be changed by the Board of Trustees of MIP without shareholder approval, the Master Portfolio may not:

(1) Purchase securities of other investment companies, except to the extent permitted by the Investment Company Act. As a matter of policy, however, the Master Portfolio will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time the Master Portfolio has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).

(2) Make short sales of securities or maintain a short position, except to the extent permitted by the Master Portfolio’s Prospectus and Statement of Additional Information, as amended from time to time, and applicable law.

Shareholders should retain this Supplement for future reference.

SAI-CAB-0418SUP